Cover	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	F-4/A
Amendment Flag	true
Entity Registrant Name	Sands China Ltd.
Entity Central Index Key	0001755281
Entity Emerging Growth Company	false
Entity Accounting Standard	IFRS
Amendment Description	To add XBRL tagging